PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited)

VOYA VACS SERIES HYB FUND
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 93 .4%
Basic Materials : 6 .0%
200,000
(1)
ASP Unifrax Holdings,
Inc., 7.500%,
09/30/2029 $ 124,045
0.1
355,000
(1)
Cleveland-Cliffs, Inc.,
4.625%,
03/01/2029 320,137
0.3
200,000
(1)
Cleveland-Cliffs, Inc.,
4.875%,
03/01/2031 176,009
0.1
330,000
(1)
Coeur Mining, Inc.,
5.125%,
02/15/2029 272,600
0.2
393,000
(1)
Consolidated Energy
Finance SA, 5.625%,
10/15/2028 335,021
0.3
368,000
(1)
Constellium SE,
5.625%,
06/15/2028 346,804
0.3
245,000
(1)
First Quantum
Minerals Ltd., 6.875%,
10/15/2027 239,369
0.2
490,000
(1)
Hudbay Minerals, Inc.,
4.500%,
04/01/2026 456,751
0.4
390,000
(1)
Illuminate Buyer LLC
/ Illuminate Holdings
IV, Inc., 9.000%,
07/01/2028 340,378
0.3
436,000
(1)
INEOS Quattro Finance
2 PLC, 3.375%,
01/15/2026 398,299
0.3
454,000
(1)(2)
Iris Holdings, Inc.,
8.750% (PIK Rate
9.500%, Cash Rate
8.750%),
02/15/2026 432,547
0.4
436,000
(1)
LSF11 A5 HoldCo LLC,
6.625%,
10/15/2029 366,481
0.3
509,000
(1)
Mativ Holdings, Inc.,
6.875%,
10/01/2026 446,093
0.4
65,000
(1)
Novelis Corp., 3.250%,
11/15/2026 58,908
0.0
425,000
(1)
Novelis Corp., 3.875%,
08/15/2031 350,213
0.3
175,000
(1)
Novelis Corp., 4.750%,
01/30/2030 155,691
0.1
415,000
(1)
Nufarm Australia Ltd. /
Nufarm Americas, Inc.,
5.000%,
01/27/2030 367,917
0.3
265,000  Olin Corp., 5.000%,
02/01/2030 245,125
0.2
270,000  Olin Corp., 5.125%,
09/15/2027 257,723
0.2
393,000
(1)
Olympus Water US
Holding Corp., 6.250%,
10/01/2029 284,611
0.2
280,000
(1)
SPCM SA, 3.125%,
03/15/2027 251,357
0.2
465,000
(1)
Taseko Mines Ltd.,
7.000%,
02/15/2026 424,290
0.4
490,000
(1)
Trinseo Materials
Operating SCA / Trinseo
Materials Finance, Inc.,
5.125%,
04/01/2029 227,066
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Basic Materials: (continued)
405,000
(1)
Tronox, Inc., 4.625%,
03/15/2029 $ 336,933
0.3
7,214,368
6.0
Communications : 13 .6%
380,000
(1)
Acuris Finance US, Inc.
/ Acuris Finance Sarl,
5.000%,
05/01/2028 295,410
0.2
491,000
(1)
Altice France Holding
SA, 6.000%,
02/15/2028 239,964
0.2
577,000
(1)
Altice France SA/
France, 5.500%,
10/15/2029 413,214
0.3
245,000
(1)
Altice France SA/
France, 8.125%,
02/01/2027 212,421
0.2
570,000  AMC Networks, Inc.,
4.250%,
02/15/2029 307,058
0.3
405,000
(1)
Beasley Mezzanine
Holdings LLC, 8.625%,
02/01/2026 266,209
0.2
430,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.250%,
01/15/2034 325,423
0.3
615,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 491,650
0.4
399,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.000%,
02/01/2028 363,944
0.3
589,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.125%,
05/01/2027 549,107
0.5
125,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 5.500%,
05/01/2026 121,991
0.1
105,000
(1)
CommScope
Technologies LLC,
5.000%,
03/15/2027 73,236
0.1
165,000
(1)
CommScope
Technologies LLC,
6.000%,
06/15/2025 154,002
0.1
215,000
(1)
CommScope, Inc.,
4.750%,
09/01/2029 169,713
0.1
325,000
(1)
CommScope, Inc.,
7.125%,
07/01/2028 231,176
0.2
239,000
(1)
Connect Finco Sarl /
Connect US Finco LLC,
6.750%,
10/01/2026 232,360
0.2
196,000  CSC Holdings LLC,
5.250%,
06/01/2024 182,517
0.1
669,000
(1)
CSC Holdings LLC,
5.750%,
01/15/2030 316,828
0.3
400,000
(1)
CSC Holdings LLC,
11.250%,
05/15/2028 388,366
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
380,000
(1)
Directv Financing LLC
/ Directv Financing Co-
Obligor, Inc., 5.875%,
08/15/2027 $ 344,588
0.3
436,000  DISH DBS Corp.,
5.125%,
06/01/2029 202,889
0.2
282,000
(1)
DISH DBS Corp.,
5.750%,
12/01/2028 210,276
0.2
221,000  DISH DBS Corp.,
7.375%,
07/01/2028 118,553
0.1
120,000
(1)
DISH Network Corp.,
11.750%,
11/15/2027 117,245
0.1
307,000  Embarq Corp., 7.995%,
06/01/2036 185,968
0.2
214,000
(1)
GCI LLC, 4.750%,
10/15/2028 182,709
0.1
450,000
(1)
Gray Escrow II, Inc.,
5.375%,
11/15/2031 298,752
0.2
175,000
(1)
iHeartCommunications,
Inc., 5.250%,
08/15/2027 134,062
0.1
343,000
(1)
ION Trading
Technologies Sarl,
5.750%,
05/15/2028 296,450
0.2
239,000
(1)
LCPR Senior Secured
Financing DAC,
5.125%,
07/15/2029 201,102
0.2
374,000
(1)
LCPR Senior Secured
Financing DAC,
6.750%,
10/15/2027 350,946
0.3
285,000
(1)
Level 3 Financing, Inc.,
3.750%,
07/15/2029 171,950
0.1
185,000
(1)
Level 3 Financing, Inc.,
10.500%,
05/15/2030 187,877
0.2
610,000
(1)
Match Group Holdings
II LLC, 4.625%,
06/01/2028 560,950
0.5
360,000
(1)
McGraw-Hill Education,
Inc., 8.000%,
08/01/2029 307,588
0.3
375,000
(1)
Millennium Escrow
Corp., 6.625%,
08/01/2026 276,435
0.2
319,000
(3)
Paramount Global,
6.250%,
02/28/2057 243,393
0.2
435,000
(1)
Radiate Holdco LLC /
Radiate Finance, Inc.,
6.500%,
09/15/2028 254,475
0.2
140,000
(1)
Sirius XM Radio, Inc.,
3.125%,
09/01/2026 125,486
0.1
850,000
(1)
Sirius XM Radio, Inc.,
5.000%,
08/01/2027 789,480
0.6
365,000
(1)
Spanish Broadcasting
System, Inc., 9.750%,
03/01/2026 251,554
0.2
785,000  Sprint LLC, 7.125%,
06/15/2024 792,727
0.7
435,000
(1)
Stagwell Global LLC,
5.625%,
08/15/2029 372,746
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Communications: (continued)
200,000  Telecom Italia Capital
SA, 6.000%,
09/30/2034 $ 161,525
0.1
220,000  Telecom Italia Capital
SA, 6.375%,
11/15/2033 186,855
0.2
210,000
(1)
Uber Technologies, Inc.,
4.500%,
08/15/2029 193,677
0.2
295,000
(1)
Uber Technologies, Inc.,
8.000%,
11/01/2026 300,985
0.2
180,000
(1)
Univision
Communications, Inc.,
4.500%,
05/01/2029 154,847
0.1
725,000
(1)
Univision
Communications, Inc.,
6.625%,
06/01/2027 701,857
0.6
340,000
(1)
Urban One, Inc.,
7.375%,
02/01/2028 296,551
0.2
380,000
(1)
Viasat, Inc., 5.625%,
09/15/2025 368,600
0.3
100,000
(1)
Viasat, Inc., 5.625%,
04/15/2027 93,456
0.1
155,000
(1)
Viasat, Inc., 6.500%,
07/15/2028 131,502
0.1
380,000
(1)
Viavi Solutions, Inc.,
3.750%,
10/01/2029 323,239
0.3
651,000
(1)
Virgin Media Vendor
Financing Notes
IV DAC, 5.000%,
07/15/2028 570,248
0.5
417,000
(1)
Vmed O2 UK Financing
I PLC, 4.750%,
07/15/2031 347,179
0.3
475,000
(1)
Zayo Group Holdings,
Inc., 6.125%,
03/01/2028 297,402
0.2
16,440,713
13.6
Consumer, Cyclical : 24 .2%
140,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
3.500%,
02/15/2029 122,910
0.1
345,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
4.000%,
10/15/2030 295,676
0.2
440,000
(1)
Academy Ltd., 6.000%,
11/15/2027 422,893
0.3
515,000
(1)
Adient Global
Holdings Ltd., 4.875%,
08/15/2026 489,822
0.4
235,000
(1)
Adient Global
Holdings Ltd., 8.250%,
04/15/2031 238,920
0.2
460,000
(1)
Affinity Interactive,
6.875%,
12/15/2027 405,213
0.3
130,000
(1)
Allison Transmission,
Inc., 3.750%,
01/30/2031 109,937
0.1
480,000
(1)
Allison Transmission,
Inc., 5.875%,
06/01/2029 468,600
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
535,000
(1)
American Airlines, Inc.,
7.250%,
02/15/2028 $ 532,367
0.4
125,000
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.500%,
04/20/2026 123,949
0.1
775,000
(1)
American Airlines, Inc./
AAdvantage Loyalty
IP Ltd., 5.750%,
04/20/2029 753,206
0.6
400,000
(1)
Arko Corp., 5.125%,
11/15/2029 325,486
0.3
280,000  Asbury Automotive
Group, Inc., 4.500%,
03/01/2028 257,004
0.2
251,000  Asbury Automotive
Group, Inc., 4.750%,
03/01/2030 223,317
0.2
380,000
(1)
Ashton Woods USA
LLC / Ashton Woods
Finance Co., 4.625%,
08/01/2029 324,374
0.3
522,000  Bath & Body Works,
Inc., 6.750%,
07/01/2036 470,391
0.4
78,000
(1)
Bath & Body Works,
Inc., 9.375%,
07/01/2025 82,867
0.1
90,000
(1)(2)
BCPE Ulysses
Intermediate, Inc.,
7.750% (PIK Rate
8.500%, Cash Rate
7.750%),
04/01/2027 79,345
0.1
315,000
(1)
Brinker International,
Inc., 5.000%,
10/01/2024 307,534
0.3
185,000
(1)
Brinker International,
Inc., 8.250%,
07/15/2030 182,453
0.1
485,000
(1)
Caesars Entertainment,
Inc., 4.625%,
10/15/2029 423,944
0.3
370,000
(1)
Caesars Entertainment,
Inc., 6.250%,
07/01/2025 368,620
0.3
325,000
(1)
Caesars Entertainment,
Inc., 7.000%,
02/15/2030 326,670
0.3
275,000
(1)
Carnival Corp., 4.000%,
08/01/2028 244,040
0.2
575,000
(1)
Carnival Corp., 6.000%,
05/01/2029 513,917
0.4
400,000
(1)
CCM Merger, Inc.,
6.375%,
05/01/2026 388,476
0.3
465,000  Delta Air Lines, Inc.,
4.375%,
04/19/2028 437,490
0.4
115,000  Delta Air Lines, Inc.,
7.375%,
01/15/2026 119,989
0.1
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
515,000
(1)
Fertitta Entertainment
LLC / Fertitta
Entertainment Finance
Co., Inc., 6.750%,
01/15/2030 $ 438,789
0.4
370,000
(1)
Foot Locker, Inc.,
4.000%,
10/01/2029 278,962
0.2
635,000  Ford Motor Co.,
6.100%,
08/19/2032 616,033
0.5
785,000  Ford Motor Credit
Co. LLC, 2.700%,
08/10/2026 701,586
0.6
835,000  Ford Motor Credit
Co. LLC, 4.125%,
08/17/2027 763,227
0.6
481,000  Ford Motor Credit
Co. LLC, 4.542%,
08/01/2026 452,571
0.4
400,000  Ford Motor Credit
Co. LLC, 5.113%,
05/03/2029 371,350
0.3
103,000
(1)
Gap, Inc., 3.625%,
10/01/2029 72,888
0.1
347,000
(1)
Gap, Inc., 3.875%,
10/01/2031 237,996
0.2
225,000
(1)
Golden Entertainment,
Inc., 7.625%,
04/15/2026 226,224
0.2
485,000
(1)
Hanesbrands, Inc.,
4.875%,
05/15/2026 453,396
0.4
270,000
(1)
Hilton Domestic
Operating Co., Inc.,
4.000%,
05/01/2031 234,736
0.2
436,000
(1)
Installed Building
Products, Inc., 5.750%,
02/01/2028 411,427
0.3
435,000
(1)
Interface, Inc., 5.500%,
12/01/2028 353,332
0.3
657,000
(1)
International Game
Technology PLC,
5.250%,
01/15/2029 622,935
0.5
420,000
(1)
LBM Acquisition LLC,
6.250%,
01/15/2029 348,022
0.3
385,000
(1)
LCM Investments
Holdings II LLC,
4.875%,
05/01/2029 329,886
0.3
445,000
(1)
Lions Gate Capital
Holdings LLC, 5.500%,
04/15/2029 322,781
0.3
140,000  M/I Homes, Inc.,
3.950%,
02/15/2030 119,540
0.1
362,000  M/I Homes, Inc.,
4.950%,
02/01/2028 337,813
0.3
170,000  Macy's Retail Holdings
LLC, 4.500%,
12/15/2034 122,434
0.1
110,000
(1)
Macy's Retail Holdings
LLC, 5.875%,
03/15/2030 98,141
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
310,000
(1)
Macy's Retail Holdings
LLC, 6.125%,
03/15/2032 $ 271,617
0.2
208,000
(1)
Melco Resorts
Finance Ltd., 5.250%,
04/26/2026 192,742
0.2
472,000
(1)
Melco Resorts
Finance Ltd., 5.375%,
12/04/2029 392,150
0.3
170,000  MGM Resorts
International, 4.625%,
09/01/2026 160,486
0.1
160,000  MGM Resorts
International, 4.750%,
10/15/2028 145,441
0.1
340,000  Murphy Oil USA, Inc.,
4.750%,
09/15/2029 312,463
0.3
110,000  Murphy Oil USA, Inc.,
5.625%,
05/01/2027 107,125
0.1
325,000
(1)
NCL Corp. Ltd.,
7.750%,
02/15/2029 308,981
0.3
85,000
(1)
NCL Corp. Ltd.,
8.375%,
02/01/2028 88,897
0.1
270,000
(1)
NCL Finance Ltd.,
6.125%,
03/15/2028 243,248
0.2
270,000
(1)
Ritchie Bros Holdings,
Inc., 7.750%,
03/15/2031 280,442
0.2
965,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 903,335
0.7
147,000
(1)
Royal Caribbean
Cruises Ltd., 11.500%,
06/01/2025 156,099
0.1
230,000
(1)
Royal Caribbean
Cruises Ltd., 11.625%,
08/15/2027 250,327
0.2
315,000  Sally Holdings LLC
/ Sally Capital, Inc.,
5.625%,
12/01/2025 310,952
0.3
500,000  Sands China Ltd.,
5.625%,
08/08/2025 488,121
0.4
442,000  Sands China Ltd.,
5.900%,
08/08/2028 421,734
0.3
360,000
(1)
Scientific Games
Holdings L.P./Scientific
Games US FinCo, Inc.,
6.625%,
03/01/2030 317,133
0.3
425,000
(1)
Scientific Games
International, Inc.,
7.000%,
05/15/2028 423,113
0.3
150,000
(1)
Scientific Games
International, Inc.,
8.625%,
07/01/2025 153,322
0.1
429,000  Shea Homes L.P. /
Shea Homes Funding
Corp., 4.750%,
04/01/2029 373,077
0.3
510,000
(1)
Sonic Automotive, Inc.,
4.625%,
11/15/2029 427,662
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
125,000
(1)
SRS Distribution, Inc.,
6.000%,
12/01/2029 $ 108,062
0.1
320,000
(1)
SRS Distribution, Inc.,
6.125%,
07/01/2029 276,780
0.2
530,000
(1)
Station Casinos LLC,
4.500%,
02/15/2028 476,356
0.4
370,000
(1)
STL Holding Co. LLC,
7.500%,
02/15/2026 340,578
0.3
425,000
(1)
Taylor Morrison
Communities, Inc.,
5.125%,
08/01/2030 392,786
0.3
351,000
(1)
Tempur Sealy
International, Inc.,
3.875%,
10/15/2031 286,426
0.2
69,000
(1)
Tempur Sealy
International, Inc.,
4.000%,
04/15/2029 59,810
0.0
360,000  United Airlines
Holdings, Inc., 4.875%,
01/15/2025 353,797
0.3
165,000
(1)
United Airlines, Inc.,
4.375%,
04/15/2026 156,916
0.1
380,000
(1)
United Airlines, Inc.,
4.625%,
04/15/2029 346,586
0.3
510,000
(1)
Viking Cruises Ltd.,
5.875%,
09/15/2027 469,338
0.4
175,000
(1)
Viking Cruises Ltd.,
13.000%,
05/15/2025 183,871
0.1
410,000
(1)
VistaJet Malta
Finance PLC /
Vista Management
Holding, Inc., 6.375%,
02/01/2030 330,514
0.3
280,000
(1)
White Cap Buyer LLC,
6.875%,
10/15/2028 254,124
0.2
365,000
(1)
William Carter Co.,
5.625%,
03/15/2027 354,502
0.3
595,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.250%,
05/15/2027 564,323
0.5
65,000
(1)
Wynn Las Vegas LLC
/ Wynn Las Vegas
Capital Corp., 5.500%,
03/01/2025 64,020
0.1
200,000
(1)
ZF North America
Capital, Inc., 4.750%,
04/29/2025 195,160
0.2
330,000
(1)
ZF North America
Capital, Inc., 6.875%,
04/14/2028 334,516
0.3
29,230,411
24.2
Consumer, Non-cyclical : 15 .8%
440,000
(1)
Acadia Healthcare
Co., Inc., 5.500%,
07/01/2028 421,194
0.3
495,000
(1)
ADT Security Corp.,
4.125%,
08/01/2029 428,098
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
285,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
3.500%,
03/15/2029 $ 246,983
0.2
150,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
4.875%,
02/15/2030 138,628
0.1
315,000
(1)
Albertsons Cos.,
Inc. / Safeway, Inc. /
New Albertsons L.P.
/ Albertsons LLC,
5.875%,
02/15/2028 306,432
0.3
85,000
(1)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 6.625%,
07/15/2026 80,770
0.1
345,000
(1)
Allied Universal Holdco
LLC / Allied Universal
Finance Corp., 9.750%,
07/15/2027 305,459
0.2
415,000
(1)
Alta Equipment
Group, Inc., 5.625%,
04/15/2026 386,053
0.3
375,000
(1)
AMN Healthcare, Inc.,
4.625%,
10/01/2027 347,470
0.3
175,000
(1)
APi Group DE, Inc.,
4.125%,
07/15/2029 151,279
0.1
210,000
(1)
APi Group DE, Inc.,
4.750%,
10/15/2029 189,381
0.2
380,000
(1)
Bausch Health
Cos., Inc., 4.875%,
06/01/2028 226,647
0.2
275,000
(1)
Bausch Health
Cos., Inc., 6.125%,
02/01/2027 176,371
0.1
385,000
(1)
Bausch Health
Cos., Inc., 11.000%,
09/30/2028 274,428
0.2
355,000
(1)
BellRing Brands, Inc.,
7.000%,
03/15/2030 357,616
0.3
509,000
(1)
Cheplapharm
Arzneimittel GmbH,
5.500%,
01/15/2028 461,370
0.4
200,000
(1)
CHS/Community Health
Systems, Inc., 4.750%,
02/15/2031 151,380
0.1
325,000
(1)
CHS/Community Health
Systems, Inc., 5.250%,
05/15/2030 256,348
0.2
295,000
(1)
CHS/Community Health
Systems, Inc., 5.625%,
03/15/2027 260,250
0.2
215,000
(1)
CHS/Community Health
Systems, Inc., 6.875%,
04/15/2029 134,508
0.1
480,000
(1)
CPI CG, Inc., 8.625%,
03/15/2026 462,656
0.4
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
150,000
(1)
DaVita, Inc., 3.750%,
02/15/2031 $ 120,121
0.1
605,000
(1)
DaVita, Inc., 4.625%,
06/01/2030 520,051
0.4
580,000  Encompass Health
Corp., 4.750%,
02/01/2030 528,790
0.4
150,000
(1)
Garda World Security
Corp., 6.000%,
06/01/2029 123,069
0.1
435,000
(1)
Garda World Security
Corp., 7.750%,
02/15/2028 432,256
0.4
337,000
(1)
Graham Holdings Co.,
5.750%,
06/01/2026 330,897
0.3
200,000
(1)
IQVIA, Inc., 5.000%,
10/15/2026 193,294
0.2
200,000
(1)
IQVIA, Inc., 6.500%,
05/15/2030 202,225
0.2
466,000
(1)
Jazz Securities DAC,
4.375%,
01/15/2029 416,236
0.3
368,000
(1)
KeHE Distributors LLC
/ KeHE Finance Corp.,
8.625%,
10/15/2026 370,322
0.3
383,000
(1)
Legends Hospitality
Holding Co LLC /
Legends Hospitality
Co-Issuer, Inc., 5.000%,
02/01/2026 345,230
0.3
460,000
(1)
Medline Borrower L.P.,
3.875%,
04/01/2029 400,204
0.3
520,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 451,739
0.4
425,000
(1)
ModivCare, Inc.,
5.875%,
11/15/2025 394,097
0.3
282,000
(1)
MPH Acquisition
Holdings LLC, 5.750%,
11/01/2028 212,594
0.2
430,000
(1)
NESCO Holdings
II, Inc., 5.500%,
04/15/2029 385,379
0.3
264,000  New Albertsons L.P.,
7.450%,
08/01/2029 267,535
0.2
614,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 5.125%,
04/30/2031 507,388
0.4
300,000
(1)
PECF USS Intermediate
Holding III Corp.,
8.000%,
11/15/2029 169,089
0.1
200,000  Perrigo Finance
Unlimited Co., 4.375%,
03/15/2026 190,342
0.2
300,000  Perrigo Finance
Unlimited Co., 4.650%,
06/15/2030 265,867
0.2
245,000
(1)
Post Holdings, Inc.,
4.625%,
04/15/2030 214,971
0.2
470,000
(1)
Post Holdings, Inc.,
5.625%,
01/15/2028 452,314
0.4

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
575,000
(1)
Prime Security Services
Borrower LLC / Prime
Finance, Inc., 6.250%,
01/15/2028 $ 539,492
0.4
415,000
(1)
Primo Water Holdings,
Inc., 4.375%,
04/30/2029 356,043
0.3
315,000
(1)
Select Medical Corp.,
6.250%,
08/15/2026 309,963
0.3
380,000
(1)
Simmons Foods, Inc./
Simmons Prepared
Foods,, Inc. ./
Simmons Pet Food,,
Inc../Simmons Feed,
4.625%,
03/01/2029 304,889
0.2
345,000
(1)
Teleflex, Inc., 4.250%,
06/01/2028 315,582
0.3
330,000  Tenet Healthcare Corp.,
4.250%,
06/01/2029 298,448
0.2
350,000  Tenet Healthcare Corp.,
5.125%,
11/01/2027 334,525
0.3
600,000  Tenet Healthcare Corp.,
6.125%,
10/01/2028 578,196
0.5
575,000  Tenet Healthcare Corp.,
6.125%,
06/15/2030 567,496
0.5
393,000  Teva Pharmaceutical
Finance Netherlands III
BV, 4.750%,
05/09/2027 364,045
0.3
386,000
(1)
Triton Water Holdings,
Inc., 6.250%,
04/01/2029 331,674
0.3
331,000
(1)
United Natural
Foods, Inc., 6.750%,
10/15/2028 274,771
0.2
135,000  United Rentals North
America, Inc., 3.750%,
01/15/2032 114,489
0.1
265,000  United Rentals North
America, Inc., 4.875%,
01/15/2028 252,421
0.2
80,000  United Rentals North
America, Inc., 5.250%,
01/15/2030 76,438
0.1
350,000
(1)
Varex Imaging Corp.,
7.875%,
10/15/2027 348,864
0.3
185,000
(1)
Williams Scotsman
International, Inc.,
4.625%,
08/15/2028 169,358
0.1
325,000
(1)
Williams Scotsman
International, Inc.,
6.125%,
06/15/2025 322,959
0.3
19,116,984
15.8
Energy : 12 .4%
275,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.375%,
06/15/2029 255,800
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
335,000
(1)
Antero Midstream
Partners L.P. / Antero
Midstream Finance
Corp., 5.750%,
03/01/2027 $ 323,388
0.3
205,000
(1)
Antero Resources
Corp., 5.375%,
03/01/2030 189,969
0.2
365,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.250%,
04/01/2028 343,209
0.3
135,000
(1)
Archrock Partners L.P.
/ Archrock Partners
Finance Corp., 6.875%,
04/01/2027 129,767
0.1
405,000
(1)
Ascent Resources Utica
Holdings LLC / ARU
Finance Corp., 5.875%,
06/30/2029 361,738
0.3
436,000
(1)
Chord Energy Corp.,
6.375%,
06/01/2026 432,656
0.4
485,000
(1)
Civitas Resources, Inc.,
8.375%,
07/01/2028 491,087
0.4
362,000
(1)
CNX Midstream
Partners L.P., 4.750%,
04/15/2030 307,402
0.2
601,000
(1)
Crescent Energy
Finance LLC, 7.250%,
05/01/2026 564,585
0.5
595,000
(1)
Crestwood Midstream
Partners L.P. /
Crestwood Midstream
Finance Corp., 6.000%,
02/01/2029 556,185
0.5
220,000  Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 6.750%,
05/15/2025 217,071
0.2
325,000
(1)
Delek Logistics Partners
L.P. / Delek Logistics
Finance Corp., 7.125%,
06/01/2028 301,435
0.2
175,000
(1)
DT Midstream, Inc.,
4.125%,
06/15/2029 153,745
0.1
313,000
(1)
DT Midstream, Inc.,
4.375%,
06/15/2031 270,046
0.2
445,000
(1)
Earthstone Energy
Holdings LLC, 8.000%,
04/15/2027 430,193
0.3
410,000
(1)
Encino Acquisition
Partners Holdings LLC,
8.500%,
05/01/2028 372,519
0.3
360,000
(1)
Enerflex Ltd., 9.000%,
10/15/2027 350,617
0.3
710,000  EnLink Midstream LLC,
5.375%,
06/01/2029 677,064
0.6
125,000  EnLink Midstream
Partners L.P., 4.150%,
06/01/2025 121,375
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
370,000  EQM Midstream
Partners L.P., 5.500%,
07/15/2028 $ 350,433
0.3
195,000
(1)
EQM Midstream
Partners L.P., 6.000%,
07/01/2025 193,022
0.2
300,000
(1)
Hess Midstream
Operations L.P.,
4.250%,
02/15/2030 262,047
0.2
270,000
(1)
Hess Midstream
Operations L.P.,
5.125%,
06/15/2028 252,946
0.2
110,000
(1)
Hess Midstream
Operations L.P.,
5.500%,
10/15/2030 101,879
0.1
200,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
5.750%,
02/01/2029 181,296
0.1
220,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
04/15/2030 200,554
0.2
230,000
(1)
Hilcorp Energy I L.P. /
Hilcorp Finance Co.,
6.000%,
02/01/2031 205,879
0.2
505,000
(1)
Kinetik Holdings L.P.,
5.875%,
06/15/2030 480,505
0.4
500,000
(1)
Matador Resources Co.,
6.875%,
04/15/2028 495,442
0.4
583,000
(1)
Moss Creek Resources
Holdings, Inc., 7.500%,
01/15/2026 535,964
0.4
225,000  Murphy Oil Corp.,
5.875%,
12/01/2027 218,786
0.2
375,000  Murphy Oil Corp.,
6.375%,
07/15/2028 369,984
0.3
315,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 309,881
0.3
415,000  Occidental Petroleum
Corp., 5.500%,
12/01/2025 410,091
0.3
485,000
(1)
Permian Resources
Operating LLC, 5.875%,
07/01/2029 457,372
0.4
570,000  Southwestern
Energy Co., 5.375%,
02/01/2029 537,318
0.4
375,000
(1)
SunCoke Energy, Inc.,
4.875%,
06/30/2029 315,381
0.3
170,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
05/15/2029 151,014
0.1
390,000  Sunoco L.P. / Sunoco
Finance Corp., 4.500%,
04/30/2030 341,419
0.3
235,000
(1)
Tallgrass Energy
Partners L.P. / Tallgrass
Energy Finance Corp.,
7.500%,
10/01/2025 234,778
0.2
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
280,313
(1)
Transocean Poseidon
Ltd., 6.875%,
02/01/2027 $ 276,872
0.2
55,000
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 56,221
0.0
235,000
(1)
Transocean, Inc.,
7.500%,
01/15/2026 223,505
0.2
170,000
(1)
Venture Global
Calcasieu Pass LLC,
3.875%,
08/15/2029 148,667
0.1
500,000
(1)
Venture Global
Calcasieu Pass LLC,
4.125%,
08/15/2031 430,688
0.3
230,000
(1)
Venture Global
LNG, Inc., 8.125%,
06/01/2028 233,854
0.2
230,000
(1)
Venture Global
LNG, Inc., 8.375%,
06/01/2031 232,187
0.2
15,057,836
12.4
Financial : 6 .8%
190,000  Ally Financial, Inc.,
5.750%,
11/20/2025 183,096
0.2
175,000  Ally Financial, Inc.,
6.700%,
02/14/2033 154,998
0.1
355,000
(1)
Aretec Escrow
Issuer, Inc., 7.500%,
04/01/2029 308,782
0.3
420,000
(1)
BroadStreet Partners,
Inc., 5.875%,
04/15/2029 364,797
0.3
393,000
(1)
Burford Capital Global
Finance LLC, 6.875%,
04/15/2030 358,638
0.3
125,000
(1)
Freedom Mortgage
Corp., 6.625%,
01/15/2027 108,344
0.1
220,000
(1)
Freedom Mortgage
Corp., 8.250%,
04/15/2025 214,740
0.2
410,000
(1)
Ladder Capital Finance
Holdings LLLP / Ladder
Capital Finance Corp.,
4.750%,
06/15/2029 334,071
0.3
214,000
(1)
Midcap Financial
Issuer Trust, 5.625%,
01/15/2030 170,137
0.1
380,000
(1)
Midcap Financial
Issuer Trust, 6.500%,
05/01/2028 338,650
0.3
345,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 4.625%,
08/01/2029 261,127
0.2
395,000  MPT Operating
Partnership L.P. / MPT
Finance Corp., 5.000%,
10/15/2027 332,704
0.3

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
425,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 $ 345,143
0.3
350,000  Navient Corp., 4.875%,
03/15/2028 300,090
0.2
195,000  Navient Corp., 5.000%,
03/15/2027 174,627
0.1
92,000  Navient Corp., 7.250%,
09/25/2023 92,151
0.1
233,000  OneMain Finance
Corp., 4.000%,
09/15/2030 179,620
0.1
475,000  OneMain Finance
Corp., 5.375%,
11/15/2029 404,276
0.3
145,000  OneMain Finance
Corp., 7.125%,
03/15/2026 142,593
0.1
535,000
(1)
Park Intermediate
Holdings LLC / PK
Domestic Property LLC
/ PK Finance Co-Issuer,
5.875%,
10/01/2028 491,480
0.4
355,000
(1)
PRA Group, Inc.,
5.000%,
10/01/2029 269,086
0.2
305,000
(1)
Realogy Group LLC
/ Realogy Co-Issuer
Corp., 5.750%,
01/15/2029 228,551
0.2
315,000
(1)
RHP Hotel Properties
L.P. / RHP Finance
Corp., 7.250%,
07/15/2028 318,506
0.3
65,000
(1)
RLJ Lodging Trust L.P.,
3.750%,
07/01/2026 59,696
0.0
411,000
(1)
RLJ Lodging Trust L.P.,
4.000%,
09/15/2029 344,577
0.3
175,000  Service Properties
Trust, 4.750%,
10/01/2026 152,130
0.1
165,000  Service Properties
Trust, 5.500%,
12/15/2027 145,230
0.1
540,000
(1)
United Wholesale
Mortgage LLC, 5.750%,
06/15/2027 493,549
0.4
175,000
(1)
Uniti Group L.P. / Uniti
Fiber Holdings, Inc.
/ CSL Capital LLC,
6.000%,
01/15/2030 118,731
0.1
280,000
(1)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
6.500%,
02/15/2029 198,434
0.2
200,000
(1)
Uniti Group L.P. / Uniti
Group Finance, Inc.
/ CSL Capital LLC,
10.500%,
02/15/2028 198,593
0.2
420,000
(1)
XHR L.P., 4.875%,
06/01/2029 360,528
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Financial: (continued)
65,000
(1)
XHR L.P., 6.375%,
08/15/2025 $ 63,873
0.1
8,211,548
6.8
Industrial : 11 .0%
485,000
(1)(2)
ARD Finance SA,
6.500% (PIK Rate
7.250%, Cash Rate
6.500%),
06/30/2027 393,639
0.3
235,000  Ball Corp., 3.125%,
09/15/2031 193,593
0.2
200,000  Ball Corp., 6.875%,
03/15/2028 204,164
0.2
200,000
(1)
Bombardier, Inc.,
7.500%,
02/01/2029 197,915
0.2
240,000
(1)
Bombardier, Inc.,
7.875%,
04/15/2027 239,719
0.2
375,000
(1)
Brundage-Bone
Concrete Pumping
Holdings, Inc., 6.000%,
02/01/2026 355,473
0.3
370,000
(1)
Builders FirstSource,
Inc., 5.000%,
03/01/2030 346,329
0.3
65,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.125%,
01/15/2026 62,274
0.0
423,000
(1)
Cascades, Inc. /
Cascades USA, Inc.,
5.375%,
01/15/2028 395,809
0.3
445,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 454,570
0.4
125,000
(1)
Chart Industries, Inc.,
9.500%,
01/01/2031 132,752
0.1
345,000
(1)
Clean Harbors, Inc.,
6.375%,
02/01/2031 347,484
0.3
365,000
(1)
Emerald Debt Merger
Sub LLC, 6.625%,
12/15/2030 362,262
0.3
575,000
(1)
Energizer Holdings,
Inc., 4.750%,
06/15/2028 513,475
0.4
509,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 5.500%,
05/01/2028 466,304
0.4
460,000
(1)
GFL Environmental,
Inc., 4.000%,
08/01/2028 411,864
0.3
125,000
(1)
GFL Environmental,
Inc., 4.250%,
06/01/2025 120,738
0.1
225,000
(1)
GFL Environmental,
Inc., 4.375%,
08/15/2029 200,571
0.2
190,000
(1)
Global Infrastructure
Solutions, Inc., 5.625%,
06/01/2029 155,070
0.1

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
196,000
(1)
Global Infrastructure
Solutions, Inc., 7.500%,
04/15/2032 $ 166,875
0.1
375,000
(1)
GrafTech Finance, Inc.,
4.625%,
12/15/2028 305,033
0.2
425,000
(1)
Graham Packaging
Co., Inc., 7.125%,
08/15/2028 363,420
0.3
335,000  Howmet Aerospace,
Inc., 5.900%,
02/01/2027 337,996
0.3
510,000
(1)
Imola Merger Corp.,
4.750%,
05/15/2029 444,067
0.4
225,000
(1)(2)
Intelligent Packaging
Holdco Issuer L.P.,
9.000% (PIK Rate
9.750%, Cash Rate
9.000%),
01/15/2026 171,393
0.1
445,000
(1)
Intelligent Packaging
Ltd. Finco, Inc. /
Intelligent Packaging
Ltd. Co-Issuer LLC,
6.000%,
09/15/2028 378,737
0.3
470,000
(1)
New Enterprise Stone &
Lime Co., Inc., 9.750%,
07/15/2028 454,394
0.4
195,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 197,681
0.2
435,000
(1)
PGT Innovations, Inc.,
4.375%,
10/01/2029 406,324
0.3
360,000
(1)
Roller Bearing Co. of
America, Inc., 4.375%,
10/15/2029 322,977
0.3
208,000
(1)
Rolls-Royce PLC,
3.625%,
10/14/2025 197,544
0.2
386,000
(1)
Rolls-Royce PLC,
5.750%,
10/15/2027 377,836
0.3
485,000
(1)
Sealed Air Corp.,
4.000%,
12/01/2027 443,145
0.4
65,000
(1)
Sealed Air Corp.,
5.125%,
12/01/2024 64,292
0.0
215,000
(1)
Sealed Air Corp/Sealed
Air Corp. US, 6.125%,
02/01/2028 213,649
0.2
155,000
(1)
Sensata Technologies
BV, 5.000%,
10/01/2025 151,889
0.1
490,000
(1)
Sensata Technologies,
Inc., 3.750%,
02/15/2031 419,632
0.3
485,000
(1)
Standard Industries,
Inc., 3.375%,
01/15/2031 390,979
0.3
280,000
(1)
Standard Industries,
Inc., 4.375%,
07/15/2030 242,759
0.2
335,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 5.250%,
01/15/2029 316,893
0.3
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
233,000
(1)
Summit Materials LLC
/ Summit Materials
Finance Corp., 6.500%,
03/15/2027 $ 231,751
0.2
270,000  TransDigm, Inc.,
4.625%,
01/15/2029 240,496
0.2
210,000  TransDigm, Inc.,
5.500%,
11/15/2027 198,316
0.2
335,000  TransDigm, Inc.,
6.375%,
06/15/2026 331,059
0.3
405,000
(1)
Weekley Homes LLC /
Weekley Finance Corp.,
4.875%,
09/15/2028 365,083
0.3
13,288,225
11.0
Technology : 2 .5%
400,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 356,532
0.3
275,000
(1)
Consensus Cloud
Solutions, Inc., 6.500%,
10/15/2028 235,373
0.2
240,000
(1)
Entegris Escrow Corp.,
5.950%,
06/15/2030 230,311
0.2
160,000
(1)
Entegris, Inc., 3.625%,
05/01/2029 138,038
0.1
300,000
(1)
McAfee Corp., 7.375%,
02/15/2030 261,167
0.2
663,000
(1)
NCR Corp., 5.125%,
04/15/2029 587,544
0.5
185,000
(1)
Open Text Corp.,
3.875%,
12/01/2029 154,807
0.1
395,000
(1)
Open Text Holdings,
Inc., 4.125%,
02/15/2030 334,843
0.3
345,000
(1)
Playtika Holding Corp.,
4.250%,
03/15/2029 306,498
0.2
335,000
(1)
Rackspace Technology
Global, Inc., 5.375%,
12/01/2028 104,298
0.1
399,000
(1)
Virtusa Corp., 7.125%,
12/15/2028 325,312
0.3
3,034,723
2.5
Utilities : 1 .1%
466,000
(1)
Atlantica Sustainable
Infrastructure PLC,
4.125%,
06/15/2028 415,802
0.3
365,000  TransAlta Corp.,
7.750%,
11/15/2029 376,134
0.3
200,000
(1)
Vistra Operations
Co. LLC, 5.500%,
09/01/2026 192,629
0.2

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Utilities: (continued)
395,000
(1)
Vistra Operations
Co. LLC, 5.625%,
02/15/2027 $ 378,954
0.3
1,363,519
1.1
Total Corporate Bonds/
Notes
(Cost $112,348,120)
112,958,327
93.4
BANK LOANS : 1 .2%
Communications : 0 .3%
368,000  AP Core Holdings II,
LLC, High-Yield Term
Loan B2, 10.717%,
(TSFR1M+5.500%),
09/01/2027 352,130
0.3
Financial : 0 .4%
465,000  HUB International
Limited, 2023 Term
Loan B, 9.369%,
(TSFR1M+4.250%),
06/30/2030 466,400
0.4
Lodging & Casinos : 0 .2%
294,000  Hilton Domestic
Operating Company,
Inc., 2019 Term
Loan B2, 6.939%,
(TSFR1M+1.750%),
06/22/2026 294,050
0.2
Radio & Television : 0 .3%
324,160  Clear Channel Outdoor
Holdings, Inc., Term
Loan B, 8.807%,
(US0003M+3.500%),
08/21/2026 310,557
0.3
Total Bank Loans
(Cost $1,418,403)
1,423,137
1.2
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0 .1%
Consumer Staples : 0 .1%
7,000
(4)
Southeastern Grocers,
Inc.
154,000
0.1
Total Common Stock
(Cost $154,000)
154,000
0.1
Shares Value
Percentage
of Net
Assets
COMMON STOCK: (continued)
Consumer Staples: (continued)
Total Long-Term
Investments
(Cost $113,920,523)
$ 114,535,464
94.7
Total Investments in
Securities
(Cost $113,920,523) $ 114,535,464 94.7
Assets in Excess of
Other Liabilities
6,399,058 5.3
Net Assets $ 120,934,522 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
All or a portion of this security is payment-in-kind (“PIK”) which may pay interest or additional principal at the issuer’s discretion.
Rates shown are the current rate and possible payment rates.
(3)
Variable rate security. Rate shown is the rate in effect as of June
30, 2023.
(4)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
Reference Rate Abbreviations:
TSFR1M 1-month CME Term Secured Overnight Financing Rate
US0003M 3-month LIBOR

PORTFOLIO OF INVESTMENTS
as of June 30, 2023 (Unaudited) (continued)

VOYA VACS SERIES HYB FUND
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant
Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
June 30, 2023
Asset Table
Investments, at fair value
Common Stock
Consumer Staples $ — $ — $ 154,000 $ 154,000
Total Common Stock — — 154,000 154,000
Corporate Bonds/Notes — 112,958,327 — 112,958,327
Bank Loans — 1,423,137 — 1,423,137
Total Investments, at fair value $ — $ 114,381,464 $ 154,000 $ 114,535,464
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 2,003,382
Gross Unrealized Depreciation (1,388,574)
Net Unrealized Appreciation $ 614,808